Others - Schedule of Maturity of Non-Derivative Financial Liabilities (Details) - Non-derivative financial liabilities [Member] - TWD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Non-derivative financial liabilities
Short-term borrowings	$ 90,000	$ 90,000	$ 91,791
Accounts payable	151	16	346
Other payables	15,226	109,227	11,561
Other payables to related parties			2,487
Lease liability	5,367	8,583	9,202
Long-term borrowings (including current portion)	20,986	23,514	48,912
Less than 1 year [Member]
Non-derivative financial liabilities
Short-term borrowings	90,000	90,000	91,791
Accounts payable	151	16	346
Other payables	15,226	109,227	11,561
Other payables to related parties			2,487
Lease liability	3,347	5,763	5,763
Long-term borrowings (including current portion)	1,149	1,149	11,109
Between 1 and 2 years [Member]
Non-derivative financial liabilities
Short-term borrowings
Accounts payable
Other payables
Lease liability	1,063	1,287	1,684
Long-term borrowings (including current portion)	12,118	12,918	12,383
Over 2 years [Member]
Non-derivative financial liabilities
Short-term borrowings
Accounts payable
Other payables
Lease liability	957	1,533	1,755
Long-term borrowings (including current portion)	$ 7,719	$ 9,447	$ 25,420